UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

C/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MUNI FUNDS

CALIFORNIA MONEY MARKET PORTFOLIO

FORM N-Q

JUNE 30, 2005

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)	June 30, 2005

FACE AMOUNT	RATING†	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 108.8%
Education - 9.3%
$14,800,000	VMIG1(a)	ABAG Finance Authority for Nonprofit Corp., Valley Christian Schools, LOC-Bank of America, 2.250% due 7/7/05 (b)	$14,800,000
2,160,000	VMIG1(a)	Alvord, CA, USD, Finance Corp. COP, LOC-KBC Bank, 2.300% due 7/7/05 (b)	2,160,000
		California Schools, Cash Reserve Program Authority, Series A, AMBAC-Insured:
37,140,000	SP-1+	3.000% due 7/6/05	37,146,862
27,750,000	SP-1+	4.000% due 7/6/06	28,128,510
500,000	VMIG1(a)	California Statewide CDA Revenue, Concordia University Project, Series A, LOC-U.S. Bank, 2.260% due 7/1/05 (b)	500,000
2,270,000	A-1+	Carlsbad, CA, USD COP, School Facility Bridge Funding Program, FSA- Insured, BPA-Wachovia Bank, 2.200% due 7/7/05 (b)	2,270,000
14,440,000	VMIG1(a)	Fontana, CA, USD, COP, School Facility Bridge Funding Program, SPA- Dexia Credit Local, FSA-Insured, 2.240% due 7/7/05 (b)	14,440,000
15,000,000	A-1+	Hesperia, CA, USD COP, Interim School Funding Program, SPA-Dexia Bank, FSA-Insured, 2.300% due 7/7/05 (b)	15,000,000
11,300,000	VMIG1(a)	Irvine, CA, USD, Special Tax, Community Facilities District Number 01-1, LOC-Bank of New York, 2.200% due 7/1/05 (b)	11,300,000
8,995,000	VMIG1(a)	Long Beach, CA, USD, COP, Capital Improvement Refunding Project, AMBAC Insured, 2.280% due 7/7/05 (b)	8,995,000
1,000,000	A-1+	Paramount, CA, USD, School Facility Bridge Funding Program, FSA- Insured, BPA-Wachovia Bank, 2.200% due 7/7/05 (b)	1,000,000
2,600,000	A-1+	Riverside, CA, USD, COP, School Facility Bridge Funding Program, FSA- Insured, BPA-Wachovia Bank, 2.200% due 7/7/05 (b)	2,600,000
3,195,000	A-1	San Gabriel, CA, USD, COP, School Facility Bridge Funding Program, FSA-Insured, BPA-Wachovia Bank, 2.200% due 7/7/05 (b)	3,195,000
20,000,000	A-1+	San Mateo, CA, USD, COP, School Facility Bridge Funding Program, SPA-Dexia Credit, FSA-Insured, 2.200% due 7/7/05 (b)	20,000,000
5,980,000	VMIG1(a)	Santa Ana, CA, USD, COP, LOC-BNP Paribas, 2.230% due 7/6/05 (b)	5,980,000
19,215,000	VMIG1(a)	Santa Maria, CA, Joint Unified High School District, COP, Series A, LOC-Bank of America, 2.250% due 7/7/05 (b)	19,215,000
1,930,000	A-1	Southern Kern, CA, USD, COP, Weekly Building Program, Series A, FSA-Insured, SPA-Wachovia Bank, 2.200% due 7/7/05 (b)	1,930,000
		University of California Board of Regents, Series A, TECP:
14,150,000	A-1+	2.300% due 7/12/05	14,150,000
10,400,000	A-1+	2.350% due 7/13/05	10,400,000
10,000,000	A-1+	2.500% due 8/22/05	10,000,000
4,500,000	A-1+	2.600% due 9/1/05	4,500,000
2,400,000	A-1+	William S. Hart Unified High School District COP, School Facility Bridge Funding Program, FSA-Insured, SPA-Wachovia Bank, 2.200% due 7/7/05 (b)	2,400,000

		Total Education	230,110,372

Finance - 11.6%
40,000,000	SP-1+	California Commnunity College Finance Authority, Series A, FSA-Insured, 4.000% due 6/30/06	40,536,400
22,800,000	A-1+	California Infrastructure & Economic Development Bank Revenue,
		ISO, Series A, AMBAC-Insured, BPA-Bank of America and JPMorgan Chase Bank, 2.300% due 7/6/05 (b)	22,800,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING†	SECURITY	VALUE
Finance - 11.6%(continued)
		California State Economic Recovery Bonds:
$6,000,000	A-1+	Series C-13, SPA-Depfa Bank PLC, XLCA-Insured, 2.300% due 7/6/05 (b)	$6,000,000
69,300,000	A-1+	Series C-14, SPA-Depfa Bank PLC, XLCA-Insured, 2.200% due 7/6/05 (b)	69,300,000
1,960,000	A-1+	Series C-15, SPA-Dexia Credit Local, FSA-Insured, 2.290% due 7/6/05 (b)	1,960,000
2,600,000	A-1+	Series C-16, SPA-Dexia Credit Local, FSA-Insured, 2.250% due 7/6/05 (c)	2,600,000
23,000,000	A-1+	Series C-17, SPA-Depfa Bank PLC, XLCA-Insured, 2.300% due 7/6/05 (b)	23,000,000
25,000,000	A-1+	Series C-18, SPA-Depfa Bank PLC, XLCA-Insured, 2.220% due 7/6/05 (c)	25,000,000
		Los Angeles County, CA, Capital Asset Lease Corp. TECP, LOC-Bayerische Landesbank, JP Morgan Chase, Westdeusche Landesbank:
9,800,000	A-1+	2.630% due 8/15/05	9,800,000
19,300,000	A-1+	2.620% due 8/17/05	19,300,000
17,500,000	A-1+	2.500% due 8/22/05	17,500,000
19,995,000	A-1	Puerto Rico MSTC 103, Series 2000-103, Class A, LIQ-Bear Stearns Capital Markets, 2.270% due 7/6/05 (b)(d)	19,995,000
2,765,000	VMIG1(a)	Puerto Rico Public Finance Corp., Series 522X, MBIA-Insured, PART, LIQ-Morgan Stanley, 2.280% due 7/7/05 (b)	2,765,000
17,740,000	A-1+	Santa Clara County, CA, Finance Authority Lease Revenue, VMC Facility Replacement, Project B, SPA-Morgan Guaranty Trust, 2.160% due 7/6/05 (b)	17,740,000
9,640,000	A-1	Vallejo, CA, COP, Capital Improvements Project, LOC-KBC Bank, 2.410% due 7/7/05 (b)	9,640,000

		Total Finance	287,936,400

General Obligation - 6.0%
		California State GO TECP, BPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank, Royal Bank of Scotland, Societe Generale, National Australia Bank:
5,000,000	A-1+	2.780% due 7/21/05	5,000,000
15,000,000	A-1	2.620% due 8/17/05	15,000,000
		California State, GO, MSTC PART:
4,000,000	A-1+	Series SGA 119, SPA-Societe General, FGIC-Insured, 2.260% due 7/1/05 (b)	4,000,000
2,570,000	A-1+	Series SGA 135, SPA-Societe General, AMBAC-Insured, 2.260% due 7/1/05 (b)	2,570,000
19,755,000	A-1+	Series SGA 136, SPA-Societe General, XLCA-Insured, 2.260% due 7/1/05 (b)	19,755,000
3,700,000	A-1+	Series SGA 7, SPA-Societe General, FSA-Insured, 2.270% due 7/6/05 (b)	3,700,000
		Los Angeles County, CA, GO:
9,285,000	A-1	MSTC, Series 9004, FGIC-Insured, 2.280% due 7/6/05 (b)(d)	9,285,000
3,600,000	A-1+	Putters, Series 261Z, LOC-JPMorgan Chase, 2.310% due 7/7/05 (b)	3,600,000
12,470,000	VMIG1(a)	Palo Alto, CA, GO, USD, MERLOTS, Series R, FGIC-Insured, SPA-Wachovia Bank, 2.310% due 7/6/05 (b)	12,470,000
50,000,000	SP-1+	Sacramento County, CA, Tax & Revenue Anticipation Notes, Series A, 3.000% due 7/11/05	50,015,604
22,565,000	A-1+	San Diego, CA, GO, USD, MSTC, SGA-120, MBIA-Insured, SPA-Societe General, 2.270% due 7/6/05 (b)	22,565,000

		Total General Obligation	147,960,604

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING†	SECURITY	VALUE
Hospitals - 7.7%
$16,320,000	A-1+	ABAG Finance Authority for Nonprofit Corp. COP, Lucile Salter Packard Project, SPA -Bayerische Landesbank, AMBAC-Insured, 2.220% due 7/6/05 (b)	$16,320,000
		California Health Facilities Finance Authority:
3,000,000	A-1+	Adventist Health System, Series A, LOC-Wachovia Bank, 2.220% due 7/1/05 (b)	3,000,000
3,700,000	A-1+	Adventist Health System, Series B, SPA-California State Teachers Retirement Fund, MBIA-Insured, 2.220% due 7/1/05 (b)	3,700,000
3,000,000	VMIG1(a)	Adventist Health System, SPA-California State Teachers Retirement Fund, MBIA-Insured, 2.270% due 7/1/05 (b)	3,000,000
4,600,000	A-1+	Catholic Healthcare, Series C, MBIA-Insured, SPA-Morgan Guaranty Trust, 2.230% due 7/6/05 (b)	4,600,000
15,000,000	A-1+	Health Facility, Catholic Healthcare, Series K, LOC-JPMorgan Chase Bank, 2.300% due 7/6/05 (b)	15,000,000
6,000,000	A-1+	Scripps Health, Series A, LOC-Bank One NA, 2.300% due 7/6/05 (b)	6,000,000
22,075,000	A-1+	Sisters of Charity Health Systems, 2.300% due 7/6/05 (b)	22,075,000
29,340,000	A-1+	Southern California Presbyterian Homes, MBIA-Insured, SPA-Bank of America, 2.290% due 7/6/05 (b)	29,340,000
		California Statewide CDA Revenue COP:
2,625,000	A-1+	House Ear Institute, LOC-JPMorgan Chase Bank, 2.230% due 7/1/05 (b)	2,625,000
5,000,000	VMIG1(a)	Series E, SPA-Wachovia Bank NA, FSA-Insured, 2.310% due 7/6/05 (b)	5,000,000
		California Statewide CDA, Kaiser Permanente TECP:
14,000,000	A-1	2.100% due 7/14/05	14,000,000
16,800,000	A-1	2.570% due 9/7/05	16,800,000
19,000,000	A-1+	Fresno, CA, Revenue, Trinity Health Credit, Series C, FGIC-Insured, SPA-State Street Bank & Trust Co., 2.170% due 7/7/05 (b)	19,000,000
8,500,000	A-1	Long Beach, CA, Health Facilities Revenue, Memorial Health Services, LIQ-Morgan Stanley, 2.160% due 7/6/05 (b)	8,500,000
		Newport Beach, CA, Revenue, Hoag Memorial Hospital:
100,000	A-1+	Series A, SPA-Bank of America National Trust, 2.230% due 7/1/05 (b)	100,000
5,200,000	A-1+	Series B, SPA-Bank of America National Trust, 2.230% due 7/1/05 (b)	5,200,000
16,800,000	A-1+	Torrance, CA, Hospital Revenue, Little Co. of Mary Hospital, LOC-JPMorgan Chase Bank, 2.280% due 7/7/05 (b)	16,800,000

		Total Hospitals	191,060,000

Housing: Multi-Family - 16.3%

6,180,000	A-1+	Anaheim, CA, Housing Authority MFH Revenue, Park Vista Apartments, FHLMC -Collateralized, 2.300% due 7/6/05 (b)(e)	6,180,000
		California HFA:
		Home Mortgage:

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING†	SECURITY	VALUE
Housing: Multi-Family - 16.3% (continued)
$3,865,000	A-1+	Series U, LOC-Dexia Credit Local, FSA-Insured, 2.360% due 7/1/05 (c)(e)	$3,865,000
9,225,000	A-1	Series X-2, FSA/FHA-Insured, 2.280% due 7/6/05 (b)(e)	9,225,000
32,660,000	A-1+	MFH III, Series E, SPA-FNMA, 2.290% due 7/6/05 (b)(e)	32,660,000
3,920,000	A-1+	Series J, FSA-Insured, 2.280% due 7/6/05 (b)(e)	3,920,000
1,591,000	VMIG1(a)	California State Department of Veterans Affairs Clipper Tax Exempt COP, Series 98-9, SPA-State Street Bank & Trust Co., 2.380% due 7/7/05 (b)(e)	1,591,000
		California Statewide CDA MFH Revenue:
3,415,000	A-1+	Breezewood Apartments, Series F-1, FNMA-Collateralized, 2.240% due 7/7/05 (b)(e)	3,415,000
5,665,000	A-1+	Oakmont of Danville-Sunrise Project, Series A, FNMA-Collateralized, 2.240% due 7/7/05 (b)(e)	5,665,000
10,000,000	A-1+	Contra Costa County, CA, MFH Revenue, Park Regency LLC, Series F, LIQ-FNMA, 2.170% due 7/7/05 (b)(e)	10,000,000
6,955,000	A-1+	Corona, CA, MFH Revenue, Housing Country Hills Project, Series B, FHLMC-Collateralized, 2.220% due 7/7/05 (b)	6,955,000
7,375,000	A-1+	Covina, CA, RDA MFH Revenue, Shadowhills Apartments, Series A, FNMA-Collateralized, 2.220% due 7/7/05 (b)	7,375,000
9,500,000	A-1+	Escondido, CA, MFH Revenue, Via Roble Apartments, Series A, FNMA-Collateralized, 2.240% due 7/7/05 (b)(e)	9,500,000
9,800,000	A-1+	Fremont, CA, MFH Revenue, Treetops Apartments, Series A, FNMA-Collateralized, 2.240% due 7/7/05 (b)(e)	9,800,000
3,200,000	A-1+	Garden Grove, CA, MFH Revenue, Housing California, Malabar Apartments, Series A, FNMA-Collateralized, 2.200% due 7/7/05 (b)(e)	3,200,000
1,350,000	VMIG1(a)	Hayward, CA, MFH Revenue, Tennyson Gardens Apartments, Series A, LOC-U.S. Bank, 2.300% due 7/1/05 (b)(e)	1,350,000
1,750,000	A-1+	Livermore, CA, MFH Revenue, Diablo Vista Apartments, FNMA-Collateralized, 2.250% due 7/6/05 (b)	1,750,000
		Los Angeles County, CA, Housing Authority MFH Revenue:
3,000,000	VMIG1(a)	Canyon Country Villas Project, Series H, FHLMC-Collateralized, 2.250% due 7/7/05 (b)	3,000,000
10,000,000	VMIG1(a)	Channel Gateway Apartments, Series B, FHLMC-Collateralized, 2.280% due 7/7/05 (b)(e)	10,000,000
8,250,000	A-1+	Malibu Meadows II-C, FNMA-Collateralized, 2.200% due 7/7/05 (b)	8,250,000
4,300,000	A-1+	Sand Canyon, Series F, FHLMC-Collateralized, 2.250% due 7/7/05 (b)	4,300,000
5,697,000	VMIG1(a)	Studio Colony, Series C, LOC-Bank One, 2.230% due 7/7/05 (b)	5,697,000
10,311,000	VMIG1(a)	Los Angeles, CA, Community RDA MFH Revenue, Promenade Towers Project, FHLMC-Collateralized, 2.250% due 7/7/05 (b)	10,311,000
20,500,000	A-1+	Milpitas, CA, MFH Revenue, Crossing at Montague, Series A, FNMA-Collateralized, 2.240% due 7/7/05 (b)(e)	20,500,000
		Orange County, CA, Apartment Development Revenue:
5,275,000	A-1+	Alicia Apartments, Series A, FNMA-Collateralized, 2.400% due 7/6/05 (b)(e)	5,275,000
13,200,000	VMIG1(a)	Capistrano Pointe, Series A, FHLMC-Collateralized, 2.200% due 7/7/05 (b)	13,200,000
16,500,000	VMIG1(a)	Foothill Oaks Apartments, FHLMC-Collateralized, 2.240% due 7/7/05 (b)(e)	16,500,000
23,500,000	A-1+	Ladera Apartments, Series 2-B, FNMA-Collateralized, 2.240% due 7/7/05 (b)(e)	23,500,000
		WLCO LF Partners, Issue G:
14,400,000	A-1+	Series 2, FNMA-Collateralized, 2.200% due 7/7/05 (b)	14,400,000
7,100,000	A-1+	Series 3, FNMA-Collateralized, 2.200% due 7/7/05 (b)	7,100,000
9,500,000	A-1+	Pasadena, CA, CDA MFH Revenue, Holly Street Apartment, Series A, FNMA-Collateralized, 2.250% due 7/7/05 (b)(e)	9,500,000
15,780,000	VMIG1(a)	Richmond, CA, RDA MFH Revenue, Summit Hilltop, Series A, FNMA-Collateralized, 2.200% due 7/7/05 (b)	15,780,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING†	SECURITY	VALUE
Housing: Multi-Family - 16.3% (continued)
$5,800,000	A-1+	Rohnert Park, CA, MFH Revenue, Crossbrook Apartments, Series A, FNMA-Collateralized, 2.250% due 7/6/05 (b)	$5,800,000
7,900,000	A-1+	Sacramento County, CA, GO, Refunding, Stonebridge Apartments D, 2.200% due 7/7/05 (b)	7,900,000
		Sacramento County, CA, Housing Authority MFH Revenue:
6,000,000	A-1+	Ashford, Series D, Remarketed 7/21/99, FNMA-Collateralized, 2.200% due 7/7/05 (b)	6,000,000
6,000,000	A-1+	River Apartments, Series C, Remarketed 7/21/99, FNMA-Collateralized, 2.200% due 7/7/05 (b)	6,000,000
5,000,000	A-1+	Stone Creek Apartments, FNMA-Collateralized, 2.200% due 7/7/05 (b)	5,000,000
		San Francisco, CA, City & County RDA MFH, Fillmore Center, FHLMC-Collateralized:
10,600,000	A-1+	A-1, 2.300% due 7/6/05 (b)	10,600,000
9,600,000	A-1+	B-1, 2.300% due 7/6/05 (b)	9,600,000
5,750,000	A-1+	B-2, 2.310% due 7/6/05 (b)(e)	5,750,000
		San Jose, CA, MFH Housing Revenue:
12,800,000	A-1+	Cinnabar Commons, Series C, LOC-Bank of America, 2.250% due 7/7/05 (b)(e)	12,800,000
9,580,000	VMIG1(a)	Fairway Glen, Series A, Remarketed 3/17/94, FNMA-Collateralized, 2.290% due 7/7/05 (b)	9,580,000
4,900,000	VMIG1(a)	Foxchase, Series B, Remarketed 3/17/94, FNMA-Collateralized, 2.290% due 7/7/05 (b)	4,900,000
16,050,000	VMIG1(a)	Kimberly Woods Apartments, Series A, Remarketed 9/28/94, FHLMC-Collateralized, 2.200% due 7/7/05 (b)	16,050,000
3,400,000	A-1+	San Leandro, CA, MFH Revenue, Parkside, Series A, FNMA-Collateralized, 2.200% due 7/6/05 (b)	3,400,000
7,200,000	A-1+	Santa Cruz County, CA, Housing Authority MFH Revenue, Paloma Del Mar Apartments, Series A, 2.260% due 7/6/05 (b)	7,200,000
7,800,000	VMIG1(a)	Simi Valley, CA, MFH Housing Revenue, Shadowridge Apartments, FHLMC-Collateralized, 2.300% due 7/6/05 (b)	7,800,000
1,000,000	A-1	Stockton, CA, MFH Housing Revenue, Mariners Pointe Association, Series A, LOC-Credit Suisse First Boston, 2.250% due 7/6/05 (b)	1,000,000

		Total Housing: Multi-Family	403,144,000

Housing: Single Family - 8.9%
		California Cities Home Ownership Authority, Lease Purchase Program:
33,800,000	A-1+	Series A, LOC-Societe Generale, FHLMC-Collateralized, 2.400% due 7/7/05 (b)	33,800,000
5,650,000	A-1+	Series B, LOC-Societe Generale, FHLMC-Collateralized, 2.400% due 7/7/05 (b)	5,650,000
		California HFA:
		Home Mortgage:

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING†	SECURITY	VALUE
Housing: Single Family - 8.9% (continued)
$15,000,000	A-1+	Series B, BPA-Dexia, 2.375% due 7/1/05 (b)(e)	$15,000,000
1,800,000	A-1+	Series F, SPA-Bank of Nova Scotia, AMBAC-Insured, 2.230% due 7/1/05 (b)(e)	1,800,000
11,500,000	A-1+	Series M, SPA-Bank of America NA, 2.230% due 7/1/05 (b)(e)	11,500,000
6,410,000	A-1+	Series N, SPA-Bank of New York, FSA-Insured, 2.230% due 7/1/05 (b)(e)	6,410,000
19,300,000	A-1	Series U, MBIA-Insured, BPA-California State Teachers KBC Bank, 2.280% due 7/6/05 (b)(e)	19,300,000
1,500,000	A-1+	Series D, SPA-Dexia Credit Local, FSA-Insured, 2.280% due 7/6/05 (b)(e)	1,500,000
15,000,000	A-1+	California HFA Revenue, Series A, SPA-Dexia Credit Local, 2.280% due 7/6/05 (b)(e)	15,000,000
25,000,000	VMIG1(a)	California State Department of Veterans Affairs, Home Purpose Revenue, Series A, Sub-Series A-2, SPA-State Street Bank & Trust Co., 2.200% due 7/7/05 (b)	25,000,000
3,360,000	A-1	California State Department of Veterans Affairs MSTC, Series 1998-47, LIQ-Bear Stearns, AMBAC-Insured, 2.270% due 7/6/05 (b)(d)(e)	3,360,000
16,865,000	A-1+	Riverside-San Bernadino, CA, HFA Lease Revenue, Pass-Through Obligations, Series A, 2.250% due 7/7/05 (b)	16,865,000
55,345,000	A-1+	San Diego, CA, HFA Lease Revenue, Pass-Through Obligations, Series A, SPA-Societe General, 2.400% due 7/7/05 (b)	55,345,000
7,500,000	A-1+	Southern California HFA Single Family Revenue, Series B, LOC-BNP Paribas, 2.290% due 7/7/05 (b)(e)	7,500,000
2,500,000	A-1+	Upland, CA, Apartment Development Revenue, Refunding Mountain Springs, Series A, FNMA-Collateralized, 2.200% due 7/7/05 (b)	2,500,000

		Total Housing: Single Family	220,530,000

Industrial Development - 2.1%
		California Infrastructure & Economic Development Bank Revenue:
4,000,000	NR	River Ranch, LOC-Rabobank International, 2.300% due 7/7/05 (b)(e)	4,000,000
2,400,000	A-1+	Roller Bearing Co. of America, LOC-Wachovia Bank, 2.550% due 7/6/05 (b)(e)	2,400,000
4,000,000	A-1+	California Statewide CDA MFH Revenue, Aegis of Aptos Project, Series Y, FNMA-Collateralized, 2.240% due 7/7/05 (b)(e)	4,000,000
2,100,000	A-1+	California Statewide Communities Development Authority, A&B Die Casting Corp., Series A, LOC-Bank of America, 2.320% due 7/7/05 (b)(e)	2,100,000
33,630,000	AA	Puerto Rico Industrial, Medical, & Environment Pollution Control Facilities Financing Authority, Abbott Laboratories, 2.550% due 3/1/06 (c)	33,630,000
		Riverside County, CA, IDA Revenue:
3,000,000	A-1+	Aluminum Body Corp. Project, LOC-Bank of America, 2.300% due 7/7/05 (b)(e)	3,000,000
1,900,000	NR	Rockwin Corp. Project, Series II, LOC-Royal Bank of Canada, 2.400% due 7/6/05 (b)	1,900,000

		Total Industrial Development	51,030,000

Life Care Systems - 0.4%
6,070,000	VMIG1(a)	ABAG Finance Authority For Nonprofit Corp., Pathways Home Health Hospice, LOC-U.S. Bank, 2.280% due 7/7/05 (b)	6,070,000
3,820,000	A-1	California Statewide Community Development Corp., COP, Covenant Retirement Communities, LOC-ABN AMRO Bank, 2.260% due 7/7/05 (b)	3,820,000

		Total Life Care Systems	9,890,000

Miscellaneous - 3.8%
7,000,000	A-1+	ABAG Finance Authority for Nonprofit Corp., Lease Pass-Through Obligations, Series A, SPA-Societe Generale, 2.400% due 7/7/05 (b)	7,000,000
10,000,000	A-1+	California Infrastructure & Economic Development Bank Revenue, Academy of Motion Pictures, SPA-JPMorgan Chase Bank, AMBAC-Insured, 2.280% due 7/7/05 (b)	10,000,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING†	SECURITY	VALUE
Miscellaneous - 3.8% (continued)
		California Statewide CDA Revenue:
$ 1,555,000	VMIG1(a)	Nonprofits Insurance Alliance, Series A, LOC-Comerica Bank, 2.300% due 7/7/05 (b)	$1,555,000
17,000,000	VMIG1(a)	North Peninsula Jewish Community Center, LOC-Bank of America, 2.220% due 7/1/05 (b)	17,000,000
14,520,000	VMIG1(a)	Irvine, CA, Improvement Board Act 1915, Assessment District 85-7, SPA-Dexia Bank, FSA-Insured, 2.300% due 7/6/05 (b)	14,520,000
3,300,000	VMIG1(a)	Irvine, CA, Improvement Building Act of 1915, Assessment District 03-19, Series A, LOC -Bank of New York, 2.200% due 7/1/05 (c)	3,300,000
		Los Angeles, CA, Convention & Exhibition Center Authority Lease Revenue:
15,800,000	A-1+	Series C-1, SPA-JPMorgan Chase Bank, AMBAC-Insured, 2.220% due 7/6/05 (b)	15,800,000
7,000,000	A-1+	Series F, SPA-JPMorgan Chase Bank, AMBAC-Insured, 2.210% due 7/6/05 (b)	7,000,000
3,000,000	VMIG1(a)	Oakland, CA Revenue, MERLOTS, Series M, SPA-Wachovia Bank NA, AMBAC-Insured, 2.310% due 7/6/05 (b)	3,000,000
5,580,000	VMIG1(a)	Pasadena, CA, COP, Rose Bowl Improvements Project, LOC-Bank of New York, 2.280% due 7/6/05 (b)	5,580,000
7,200,000	VMIG1(a)	San Bernardino County, CA, COP, Capital Improvement Refining Project, LOC-BNP Paribas, 2.200% due 7/7/05 (b)	7,200,000
2,185,000	A-1+	Westminster, CA COP, Civic Center, Series B, SPA-First Union National Bank, AMBAC -Insured, 2.300% due 7/7/05 (b)	2,185,000

		Total Miscellaneous	94,140,000

Pollution Control - 1.1%
9,555,000	A-1+	California PCFA, PCR Resource Recovery Revenue, Atlantic Richfield Co. Project, Series A, 2.330% due 7/1/05 (b)(e)	9,555,000
		California PCFA, PCR, Southdown, Inc.:
8,000,000	VMIG1(a)	LOC-Wachovia Bank NA, 2.400% due 7/15/05 (b)	8,000,000
9,400,000	A-1+	Series B, LOC-Wachovia Bank NA, 2.400% due 7/15/05 (b)	9,400,000

		Total Pollution Control	26,955,000

Public Facilities - 5.8%
4,600,000	VMIG1(a)	Escondido, CA, Community Development Commission COP, LOC-Wells Fargo Bank, 2.300% due 7/7/05 (b)(e)	4,600,000
1,500,000	VMIG1(a)	Kern County, CA, COP, Kern Public Facilities Project, Series D, LOC-Bayerische Landesbank, 2.200% due 7/6/05 (b)	1,500,000
9,865,000	A-1	San Francisco Building Authority SF Civic Center, MSTC, Series 2000-9006, Class A, LOC-Bear Stearns, AMBAC-Insured, 2.280% due 7/6/05 (b)(d)	9,865,000
49,300,000	A-1+	Oakland Alameda County, CA, Coliseum Project, Series C-2, LOC-Bank of New York, 2.230% due 7/6/05 (b)	49,300,000
18,410,000	A-1+	Oakland, CA, COP, Capital Equipment Project, LOC-Landesbank Hessen-Thueringen, 2.300% due 7/6/05 (b)	18,410,000
2,200,000	A-1	Redwood City, CA, Public Financing Authority COP, City Hall Project, LOC-KBC Bank, 2.300% due 7/7/05 (b)	2,200,000
16,940,000	A-1	Sacramento CA Lease Revenue MSTC, Series 2025, Class A, LIQ-Bear Stearns, AMBAC -Insured, 2.280% due 7/6/05 (b)(d)	16,940,000
10,450,000	A-1+	San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center Expansion Project, Series 1, AMBAC-Insured, BPA-JP Morgan Chase, State Street Bank, 2.220% due 7/7/05 (b)	10,450,000
11,090,000	A-1	South Orange County CA Public Finance Authority MSTC, Series 2030, Class A, LIQ-Bear Stearns, FSA-Insured, 2.280% due 7/6/05 (b)(d)	11,090,000
13,400,000	NR	Stanislaus County, CA, Capital Improvements Financing Authority, Central Valley Center for the Arts, LOC-Bank of America, 2.250% due 7/7/05 (b)	13,400,000
5,000,000	A-1+	Temecula, CA, Public Finance Authority, Harveston, Series A, LOC-Bank of America, 2.300% due 7/7/05 (b)	5,000,000

		Total Public Facilities	142,755,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING†	SECURITY	VALUE
Solid Waste - 2.2%
		California PCFA:
$3,470,000	NR	Alameda County Industrial Project, Series A, LOC-Wells Fargo Bank NA, 2.360% due 7/6/05 (b)(e)	$3,470,000
4,010,000	NR	Athens Disposal, Inc. Project, Series A, LOC-Wells Fargo Bank NA, 2.360% due 7/6/05 (b)(e)	4,010,000
4,310,000	NR	Athens Services Project, Series A, LOC-Wells Fargo Bank NA, 2.360% due 7/6/05 (b)(e)	4,310,000
1,390,000	NR	BLT Enterprises, Series A, LOC-Wells Fargo Bank NA, 2.360% due 7/6/05 (b)(e)	1,390,000
		Blue Line Transfer, Inc. Project:
4,335,000	NR	LOC-Wells Fargo Bank NA, 2.360% due 7/6/05 (b)(e)	4,335,000
2,430,000	NR	Series A, LOC-Wells Fargo Bank NA, 2.360% due 7/6/05 (b)(e)	2,430,000
12,845,000	NR	Edco Disposal Corp. Project, LOC-Wells Fargo Bank NA, 2.360% due 7/6/05 (b)(e)	12,845,000
1,975,000	NR	Garaventa Enterprises, Inc., LOC-Bank of America NA, 2.360% due 7/6/05 (b)(e)	1,975,000
		Norcal Waste Systems, Inc. Project, Series A, LOC-Bank of America:
9,735,000	A-1+	2.360% due 7/6/05 (b)(e)	9,735,000
2,000,000	A-1+	2.360% due 7/6/05 (b)(e)	2,000,000
1,070,000	A-1+	PCR, Santa Clara Valley Disposal Co., Series A, LOC-Bank of America, California State Teachers Retirement Fund, 2.330% due 7/6/05 (b)(e)	1,070,000
1,300,000	NR	South County Sanitary Services, Series A, LOC-Bank of America, 2.360% due 7/6/05 (b)(e)	1,300,000
2,995,000	NR	Willits Project, Series A, LOC-Wells Fargo Bank NA, 2.360% due 7/6/05 (b)(e)	2,995,000
3,000,000	A-1+	Stanislaus, CA, Waste-to-Energy Financing Agency Solid Waste Facilities, Ogden Martin Systems Project, SPA-Morgan Guaranty Trust, MBIA-Insured, 2.350% due 7/6/05 (b)	3,000,000

		Total Solid Waste	54,865,000

Tax Allocation - 0.7%
16,685,000	A-1+	Westminster, CA, RDA Tax Allocation Revenue, Commerical Redevelopment Project Number 1, SPA-Landesbank Hessen, AMBAC-Insured, 2.300% due 7/7/05 (b)	16,685,000

Transportation - 8.6%
		Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
6,000,000	A-1+	Series A, SPA-Dexia Credit Local, AMBAC-Insured, 2.190% due 7/7/05 (b)	6,000,000
23,250,000	A-1+	Series C, AMBAC-Insured, BPA-Bayerische Landesbank, Landesbank Hessen, Westdeutsche Landesbank, 2.230% due 7/7/05 (b)	23,250,000
		Los Angeles County, CA, GO, Los Angelos MTA 2nd Sub Sales Tax, Series A, LOC-BNP Paribus, Dexia TECP:
14,024,000	A-1	2.420% due 7/5/05	14,024,000
25,000,000	A-1	2.850% due 7/8/05	25,000,000
		Los Angeles County, CA, MTA, Sales Tax Revenue:
14,995,000	A-1+	Second Senior, Series A, SPA-Dexia, MBIA-Insured, 2.200% due 7/7/05 (b)	14,995,000
2,875,000	VMIG1(a)	Series 837, LIQ-Morgan Stanley, AMBAC-Insured, 2.280% due 7/7/05 (b)	2,875,000
11,375,000	A-1	Los Angeles, CA, TECP, Harbor Department, Series B, BPA-Bayerische Landesbank, Landesbank Baden Wuerttamburg, Westdeutsche Landesbank, 2.720% due 8/10/05 (e)	11,375,000
19,675,000	VMIG1(a)	Port of Oakland CA, Series 2005-5, FGIC-Insured, 2.340% due 7/6/05 (b)(d)(e)	19,675,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING†	SECURITY	VALUE
Transportation - 8.6% (continued)
		Port of Oakland, CA, LOC-JP Morgan Chase, Bank of America TECP:
$1,000,000	A-1+	2.850% due 7/8/05	$1,000,000
18,500,000	A-1+	2.680% due 8/11/05	18,500,000
41,340,000	VMIG1(a)	San Francisco CA City and County Airport Commission, Series 2000-9, FGIC-Insured, 2.350% due 7/6/05 (b)(e)	41,340,000
6,100,000	A-1+	San Gabriel Valley, CA Alameda Corridor TECP, LOC-Toronto Dominion, 2.700% due 7/12/05	6,100,000
		San Joaquin County Transportation Authority TECP, LOC-Westdeutsche Landesbank:
4,000,000	A-1+	2.630% due 8/15/05	4,000,000
24,800,000	A-1+	2.580% due 9/9/05	24,800,000

		Total Transportation	212,934,000

Utilities - 14.7%
		California Infrastructure & Economic Development Bank Revenue:
29,700,000	A-1+	ISO, Series A, MBIA-Insured, 2.300% due 7/6/05 (b)	29,700,000
10,600,000	A-1+	ISO, Series C, MBIA-Insured, 2.240% due 7/6/05 (b)	10,600,000
		California PCFA, PCR, Pacific Gas & Electric:
1,400,000	A-1+	Series C, Refunding, LOC-JPMorgan Chase Bank, 2.250% due 7/1/05 (b)	1,400,000
3,900,000	A-1+	Series F, Refunding, LOC-JPMorgan Chase Bank, 2.230% due 7/6/05 (b)	3,900,000
2,800,000	A-1+	Split Series C, Series F, LOC-JPMorgan Chase Bank, 2.230% due 7/6/05 (b)	2,800,000
		California State Department of Water Resources Power Supply Revenue:
1,700,000	A-1+	Series B-3, LOC-Bank of NewYork, 2.150% due 7/1/05 (b)	1,700,000
400,000	A-1+	Series B-4, LOC-Bayerische Landesbank, 2.150% due 7/1/05 (b)	400,000
55,000,000	A-1+	Series C-01, LOC-Dexia Credit Local, 2.250% due 7/7/05 (b)	55,000,000
47,065,000	A-1+	Series C-02, SPA-Westdeutsche Landesbank, AMBAC-Insured, 2.250% due 7/7/05 (b)	47,065,000
20,425,000	A-1+	Series C-08, LOC-Bayerische Landesbank, 2.160% due 7/7/05 (b)	20,425,000
2,250,000	A-1+	Series C-12, LOC-Landesbank Hessen, 2.190% due 7/7/05 (b)	2,250,000
		Los Angeles, CA, Department of Water & Power BPA-Bank of America, Bayerische Landesbank, Dexia, JPMorgan Chase Bank, State Street Bank, Westdeutsche Landesbank:
18,175,000	A-1+	Sub-Series A-5, 2.200% due 7/7/05 (b)	18,175,000
400,000	A-1+	Sub-Series B-1, 2.210% due 7/7/05 (b)	400,000
15,500,000	A-1+	Sub-Series B-5, 2.250% due 7/7/05 (b)	15,500,000
18,200,000	A-1+	Sub-Series B-7, 2.250% due 7/7/05 (b)	18,200,000
6,000,000	A-1+	Los Angeles, CA Department of Water & Power TECP, LIQ-Dexia, 2.400% due 8/4/05	6,000,000
2,600,000	A-1+	Metropolitan Water District of Southern California, Series B-1, SPA-Westdeutsche Landesbank, 2.200% due 7/1/05 (b)	2,600,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING†	SECURITY	VALUE
Utilities - 14.7% (continued)
		MSR Public Power Agency, San Juan Project:
$9,350,000	A-1+	Series B, SPA-Bank of Nova Scotia, AMBAC-Insured, 2.200% due 7/7/05 (b)	$9,350,000
24,875,000	A-1+	Series E, SPA-JPMorgan Chase Bank, MBIA-Insured, 2.200% due 7/7/05 (b)	24,875,000
5,000,000	A-1+	Subordinated Lien, Series F, SPA-Bank One, MBIA-Insured, 2.220% due 7/1/05 (b)	5,000,000
		Northern California Power Agency Revenue, Hydroelectric, Number 1:
6,830,000	A-1+	Series A, SPA-Dexia Credit Local, MBIA-Insured, 2.300% due 7/6/05 (b)	6,830,000
7,200,000	A-1+	Series B, SPA-Westdeutsche Landesbank, MBIA-Insured, 2.200% due 7/6/05 (b)	7,200,000
16,165,000	A-1+	Roseville, CA, Electric Systems Revenue COP, SPA-Dexia Credit Local, FSA-Insured, 2.160% due 7/7/05 (b)	16,165,000
11,835,000	VMIG1(a)	Sacramento CA MUD, Series 2003-17, SPA-ABN Amro Bank NV, MBIA-Insured, 2.310% due 7/6/05 (b)	11,835,000
6,250,000	A-1+	Sacramento, CA, MUD TECP, Series 03-17, MBIA-Insured, LOC-Bayerische Landesbank, JP Morgan Chase, Westdeutsche Landesbank, 2.480% due 8/2/05	6,250,000
8,000,000	A-1+	San Francisco, CA Public Utilities Commission TECP, LOC-Bank of America, 2.750% due 9/8/05	8,000,000
31,250,000	A-1+	Southern California Public Power Authority, Transmisson Project A, SPA-Westdeutsche Landesbank, FSA-Insured, 2.200% due 7/6/05 (b)	31,250,000

		Total Utilities	362,870,000

Water & Sewer - 9.6%
2,463,000	A-1+	California State Department of Water TECP, Series 1, LIQ-Landesbank, 2.800% due 7/21/05	2,463,000
2,465,000	A-1+	Dublin San Ramon Services District, Sewer Revenue COP, SPA-Morgan Guaranty Trust, MBIA-Insured, 2.160% due 7/7/05 (b)	2,465,000
7,475,000	A-1+	Eastern Municipal Water District, Water & Sewer Revenue, Series B, SPA-JP Morgan Chase, FGIC-Insured, 2.200% due 7/7/05 (b)	7,475,000
36,200,000	VMIG1(a)	Elsinore Valley, CA, Municipal Water District COP, Series A, SPA-Dexia Credit Local, FGIC-Insured, 2.200% due 7/6/05 (b)	36,200,000
10,800,000	A-1+	Los Angeles, CA, Department of Water & Power, Sub-Series A-2, BPA-Fortis Funding, Lloyds Bank, National Australia Bank, 2.200% due 7/7/05 (b)	10,800,000
15,945,000	VMIG1(a)	Los Angeles County, CA, Sanitation District Finance Authority, Series 826, LIQ-Morgan Stanley, FSA-Insured, 2.280% due 7/7/05 (b)	15,945,000
		Los Angeles, CA, Waste Water Systems Revenue:
9,897,500	VMIG1(a)	Series 318, LIQ-Morgan Stanley, FGIC-Insured, 2.290% due 7/7/05 (b)	9,897,500
8,000,000	A-1+	Sub-Series A, BPA-FGIC-SPI, FGIC-Insured, 2.150% due 12/15/05 (c)	8,000,000
15,000,000	A-1+	Sub-Series B, BPA-FGIC-SPI, FGIC-Insured, 2.150% due 12/15/05 (c)	15,000,000
22,500,000	A-1+	TECP BPA-California State Teachers, State Street Bank, Westdeutsche Landesbank, 2.500% due 8/4/05	22,500,000
17,875,000	A-1+	TECP BPA-California State Teachers, State Street Bank, Westdeutsche Landesbank, 2.450% due 9/9/05	17,875,000
8,000,000	A-1+	Manteca, CA, Financing Authority Water Revenue, MSTC, SGA-147, LOC-Societe General, MBIA-Insured, PART, 2.270% due 7/6/05 (b)	8,000,000
		Metropolitan Water District of Southern California:
4,000,000	A-1+	Series A, BPA-Landesbank Baden-Wuerttemberg, 2.220% due 7/7/05 (b)	4,000,000
4,500,000	A-1+	Series A-2, BPA-JPMorgan Chase Bank, 2.220% due 7/7/05 (b)	4,500,000
1,100,000	A-1+	Series B-1, BPA-Dexia, 2.200% due 7/7/05 (b)	1,100,000
5,905,000	A-1+	Series C, BPA-Dexia Credit Local, 2.160% due 7/7/05 (b)	5,905,000
29,025,000	A-1+	Series C-2, BPA-Dexia Credit Local, 2.200% due 7/7/05 (b)	29,025,000
		MSTC:
6,900,000	A-1	Series 2001-113, Class A, LIQ-Bear Stearns, 2.270% due 7/6/05 (b)(d)	6,900,000
1,100,000	A-1	Series 2001-135, Class A, LIQ-Bear Stearns, 2.260% due 7/6/05 (b)(d)	1,100,000
8,500,000	A-1+	Orange County, CA, Sanitation District COP, SPA-Lloyds TSB Bank PLC, AMBAC-Insured, 2.200% due 7/7/05 (b)	8,500,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING†	SECURITY	VALUE
Water & Sewer - 9.6% (continued)
$1,400,000	VMIG1(a)	Riverside County, CA, Community Facilities District, Special Tax, No 89-1, LOC-KBC Bank, 2.550% due 7/7/05 (b)	$1,400,000
11,000,000	VMIG1(a)	San Diego CA Water, Series 1998-10, SPA-ABN Amro Bank NV, FGIC-Insured, 2.300% due 7/6/05 (b)	11,000,000
		San Diego County, CA, Water Authority TECP, Series 1, LIQ-Bayersche Landesbank:
3,000,000	A-1+	2.600% due 9/1/05	3,000,000
5,000,000	A-1+	2.450% due 10/14/05	5,000,000

		Total Water & Sewer	238,050,500

		TOTAL INVESTMENTS - 108.8% (Cost - $2,690,915,876#)	2,690,915,876
		Liabilities in Excess of Other Assets - (8.8)%	(216,539,697)

		TOTAL NET ASSETS - 100.0%	$2,474,376,179

#	Aggregate cost for Federal income tax purposes is substantially the same.

†	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Rating by Moody’s Investors Service.

(b)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

Abbreviations used in this schedule:

ABAG - Association of Bay Area Governments
AMBAC - Ambac Assurance Corporation
BPA - Standby Bond Purchase Agreement
CDA - Community Development Authority
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
ISO - Independent System Operator
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
MSTC - Municipal Securities Trust Certificates
MUD - Municipal Utilities District

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

PART - Partnership Structure
PCFA - Pollution Control Finance Authority
PCR - Pollution Control Revenue
RDA - Redevelopment Agency
SPA - Standby Purchase Agreement
TECP - Tax Exempt Commercial Paper
USD - Unified School District
XLCA - XL Capital Assurance

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ca,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

Fitch Rating Service (“Fitch”)—Ratings from “AAA” to “CC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments. (unaudited)

1. Organization and Significant Accounting Policies

The California Money Market Portfolio (“Fund”), a separate investment fund of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2005

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date:	August 29, 2005